                 OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
                    Supplement dated June 15, 2004 to the
                      Prospectus dated September 4, 2003

The Prospectus is changed as follows:

1.   Effective July 1, 2004, the Fund will no longer offer Right of Accumulation privileges  to new  Members  who  purchase  the Fund  after  July 1,  2004.
     However,  existing  Members who properly notify the Fund, on or before July
     1,  2004,  shall  retain  the  ability  to  participate  in  the  Right  of
     Accumulation  privilege  as outlined in the  Prospectus  and  Statement  of
     Additional   Information  dated  September  4,  2003.  The  Prospectus  and
     Statement of Additional information should be read in conjunction with this change. The minimum initial investment in the Fund shall remain at $50,000.

2.   Effective  July 1, 2004, the Fund will no longer honor Letters of Intent as outlined in the  Prospectus and Statement of Additional  Information  dated
     September 4, 2003. The  Prospectus and Statement of Additional  information should be read in conjunction with this change.

3.   The  following is added as the second  paragraph  under the section  titled
     "MANAGEMENT FEE AND INCENTIVE ALLOCATION" on page 3 of the prospectus:

            Effective July 1, 2004,  the Fund's Adviser  intends to pay, out  of  its  own  assets,  Investor  Service  Providers  an additional  amount  not to exceed  0.25%  (on an  annualized basis) of the aggregate value of outstanding  interests held by Members introduced by such Investor Service Providers.

4.   The following is added as the second  paragraph under  "Investor  Servicing
     Arrangements" on page 31:

            Effective July 1, 2004,  the Fund's Adviser  intends to pay, out  of  its  own  assets,  Investor  Service  Providers  an additional  amount  not to exceed  0.25%  (on an  annualized basis) of the aggregate value of outstanding  interests held by Members introduced by such Investor Service Providers.

June 15, 2004                                                     PS0371.002

              OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
                 Supplement dated June 15, 2004 to the
      Statement of Additional Information dated September 4, 2003

The  supplement  dated March 24,  2004 to the  Statement  of  Additional
Information is hereby withdrawn.

The Statement of Additional Information is changed as follows:

1.   Effective July 1, 2004, the Fund will no longer offer Right of Accumulation privileges  to new  Members  who  purchase  the Fund  after  July 1,  2004.
     However,  existing  Members shall retain the ability to  participate in the
     Right of Accumulation privilege as outlined in the Prospectus and Statement of Additional  Information  dated  September 4, 2003.  The  Prospectus  and
     Statement of Additional information should be read in conjunction with this change. The minimum initial investment in the Fund shall remain at $50,000.

2.   Effective  July 1, 2004, the Fund will no longer honor Letters of Intent as outlined in the  Prospectus and Statement of Additional  Information  dated
     September 4, 2003. The  Prospectus and Statement of Additional  information should be read in conjunction with this change.

3.   The fourth paragraph of the section titled "Options and Futures" on page 7, is replaced with the following:

            The use of derivatives  that are subject to regulation
            by  the  Commodity  Futures  Trading  Commission  (the
            "CFTC")  by  Portfolio  Funds and  Portfolio  Accounts
            could  cause the Fund to be a  commodity  pool,  which
            would  require the Fund to comply with  certain  rules
            of the CFTC.  However,  the Fund  intends  to  conduct
            its  operations  to avoid  regulation  as a  commodity
            pool.   If   applicable   CFTC  rules   change,   such
            percentage   limitations   may  change  or   different
            conditions  may  be  applied  to  the  Fund's  use  of
            certain derivatives.

June 15, 2004                                               PX0371.002